Prepayments and Other Current Assets: Schedule of Prepayments and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
VAT and other taxes recoverable	$ 453,264	$ 308,427
Prepayments and advances for materials	101,650	128,184
Other receivables	24,865	15,613
Bank deposits with original maturities over 90 days	7,283	200,060
Short-term loans issued	2,561	13,280
Certificates of deposit		3,615
Promissory notes received	325	8,058
Other current assets	28,733	30,343
Prepayments and other current assets	$ 654,285	$ 737,651